Employees and Employee-Related Costs - Number of employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number and average number of employees [abstract]
Average number of full-time employees	33	25	18
Number of employees, including consultants, by country at end of period:	35	31	20
Denmark and United States
Number and average number of employees [abstract]
Number of employees, including consultants, by country at end of period:	35	31	20